UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number	811-7264
Growth Portfolio
(Exact Name of Registrant as Specified in Charter)
The Eaton Vance Building, 255 State Street, Boston, Massachusetts	02109
(Address of Principal Executive Offices)	(Zip code)
Alan R. Dynner, Esq. Eaton Vance Management, 255 State Street, Boston, Massachusetts 02109
(Name and Address of Agent for Services)
Registrant’s Telephone Number, Including Area Code:	(617) 482-8260
Date of Fiscal Year End:	August 31
Date of Reporting Period:	November 30, 2005

Item 1. Schedule of Investments

Growth Portfolio                                                                                                                            as of November 30, 2005

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 99.5%

Security	Shares	Value
Aerospace and Defense — 2.0%
Precision Castparts Corp.	48,000	$2,447,520
		$2,447,520
Beverage - Manufacturing — 0.4%
Cott Corp. (1)	38,000	523,640
		$523,640
Biotechnology — 4.3%
Amgen, Inc. (1)	15,000	1,213,950
Arena Pharmaceuticals, Inc. (1)	30,000	323,400
Celgene Corp. (1)	38,000	2,314,960
Medimmune, Inc. (1)	36,000	1,292,760
		$5,145,070
Broadcasting — 1.6%
Central European Media Enterprises, Ltd. (1)	36,000	1,946,880
		$1,946,880
Building and Construction — 1.9%
Martin Marietta Materials, Inc.	30,000	2,253,300
		$2,253,300
Business Services - Miscellaneous — 2.7%
Gartner, Inc. (1)	110,000	1,482,800
Greenfield Online, Inc. (1)	42,738	216,682
MoneyGram International, Inc.	60,000	1,552,800
		$3,252,282
Chemicals — 1.0%
Ecolab, Inc.	37,000	1,230,990
		$1,230,990
Computer Peripherals — 1.1%
Symbol Technologies, Inc.	74	846
Synaptics, Inc. (1)	50,000	1,345,500
		$1,346,346
Computer Software & Services — 5.0%
Compuware Corp. (1)	170,000	1,569,100
Kanbay International, Inc. (1)	42,000	695,520
Magma Design Automation, Inc. (1)	110,000	929,500
PDF Solutions, Inc. (1)	80,000	1,251,200
Satyam Computer Services, Ltd. ADR	39,000	1,374,360
Syntel, Inc.	9,800	201,488
		$6,021,168

Diversified Telecommunication Services — 1.0%
PanAmSat Holding Corp.	50,000	$1,212,500
		$1,212,500
Education — 2.0%
Bright Horizons Family Solutions, Inc. (1)	3,500	123,830
Career Education Corp. (1)	18,000	671,400
DeVry, Inc. (1)	68,000	1,578,960
		$2,374,190
Energy Services — 2.5%
British Energy Group PLC (1)	370,000	2,983,823
		$2,983,823
Engineering and Construction — 0.6%
Caterpillar, Inc.	5,890	340,324
Foster Wheeler, Ltd. (1)	12,000	417,960
		$758,284
Enterprise Software — 1.0%
i2 Technologies, Inc. (1)	85,000	1,168,750
		$1,168,750
Entertainment — 4.7%
PartyGaming PLC (1)	750,000	1,532,161
Sportingbet PLC	675,000	4,173,696
		$5,705,857
Financial Services — 7.9%
E*Trade Financial Corp. (1)	285,000	5,563,200
MarketAxess Holdings, Inc. (1)	92,500	1,129,425
Midcap SPDR Trust Series I	16,000	2,146,080
Student Loan Corp., (The)	3,400	717,774
		$9,556,479
Gaming Equipment — 0.1%
WMS Industries, Inc. (1)	3,853	95,670
		$95,670
Generic Drugs — 2.4%
Par Pharmaceutical Cos., Inc. (1)	23,000	612,030
Shire Pharmaceuticals PLC ADR	63,000	2,302,020
		$2,914,050
Hardware - Networking — 1.8%
Atheros Communications, Inc. (1)	211,000	2,044,590
McDATA Corp., Class B (1)	50,000	174,000
		$2,218,590

Health Care - Providers and Services — 5.2%
Caremark Rx, Inc. (1)	30,000	$1,541,700
Coventry Health Care, Inc. (1)	21,000	1,250,970
DaVita, Inc. (1)	32,000	1,679,680
Omnicare, Inc.	5,000	284,750
WellPoint, Inc. (1)	20,000	1,536,600
		$6,293,700
Hotels, Restaurants & Leisure — 0.7%
Wynn Resorts, Ltd. (1)	14,000	781,620
		$781,620
Insurance — 5.3%
Admiral Group PLC	150,000	1,148,753
PartnerRe, Ltd.	27,000	1,843,560
PXRE Group, Ltd.	75,000	954,750
UnumProvident Corp.	111,000	2,442,000
		$6,389,063
Internet Services — 4.7%
CheckFree Corp. (1)	49,000	2,295,650
Google, Inc., Class A (1)	8,100	3,280,419
HomeStore, Inc. (1)	3,941	17,380
		$5,593,449
Internet Software & Services — 0.4%
eResearch Technology, Inc. (1)	40,000	517,600
		$517,600
Medical Products — 3.1%
Henry Schein, Inc. (1)	30,000	1,279,500
I-Flow Corp. (1)	20,425	267,772
Mentor Corp.	44,000	2,144,560
		$3,691,832
Mining — 5.0%
Arch Coal, Inc.	55,000	4,237,200
Eldorado Gold Corp. (1)	185,000	741,850
Foundation Coal Holdings, Inc.	17,000	604,690
Gammon Lake Resources, Inc. (1)	50,000	448,500
		$6,032,240
Oil & Gas Equipment — 2.1%
Trico Marine Services, Inc. (1)	99,519	2,479,018
		$2,479,018
Oil and Gas - Exploration and Production — 7.8%
Amerada Hess Corp.	28,500	3,491,820
Hanover Compressor Co. (1)	4,401	59,502
Parallel Petroleum Corp. (1)	40,000	656,400

Pride International, Inc. (1)	43,000	$1,280,970
Range Resources Corp.	35,000	1,303,400
Vintage Petroleum, Inc.	50,000	2,619,000
		$9,411,092
Personal Products — 1.0%
Procter & Gamble Co. (The)	20,000	1,143,800
		$1,143,800
Pharmaceuticals — 1.2%
Ligand Pharmaceuticals, Inc., Class B (1)	134,000	1,485,725
		$1,485,725
Refining — 0.7%
Tesoro Corp.	15,000	826,050
		$826,050
Retail - Food and Drug — 3.1%
Nestle SA ADR	17,000	1,260,791
Walgreen Co.	55,000	2,512,400
		$3,773,191
Retail - Specialty — 1.6%
American Eagle Outfitters, Inc.	53,000	1,206,280
Men’s Wearhouse, Inc., (The) (1)	24,000	703,200
Under Armour, Inc., Class A (1)	2,790	63,138
		$1,972,618
Semiconductor Equipment — 1.6%
Advanced Energy Industries, Inc. (1)	9,289	124,101
Cabot Microelectronics Corp. (1)	20,000	618,600
Teradyne, Inc. (1)	43,000	629,090
Tessera Technologies, Inc. (1)	20,000	550,000
		$1,921,791
Semiconductors — 0.8%
Cirrus Logic, Inc. (1)	119,000	899,640
		$899,640
Telecommunication Equipment — 6.1%
Novatel Wireless, Inc. (1)	182,000	2,478,840
Palm, Inc. (1)	92,000	2,610,960
Research In Motion, Ltd. (1)	36,200	2,212,906
		$7,302,706
Transportation — 0.4%
American Commercial Lines, Inc. (1)	15,060	440,505
		$440,505

Wireless Communication Services — 4.7%
NII Holdings, Inc. (1)	124,000	$5,387,800
OAO Vimpel-Communications ADR (1)	5,000	226,650
		$5,614,450
Total Common Stocks (identified cost $102,148,939)		$119,725,479
Total Investments — 99.5% (identified cost $102,148,939)		$119,725,479
Other Assets, Less Liabilities — 0.5%		$608,946
Net Assets — 100.0%		$120,334,425

ADR	—	American Depository Receipt
(1)		Non-income producing security.

Country Concentration of Portfolio

	Percentage
Country	of Net Assets	Value
United States	79.5%	$95,633,179
United Kingdom	10.1%	12,140,453
Bermuda	4.3%	5,163,150
Canada	3.3%	3,926,896
India	1.1%	1,374,360
Switzerland	1.0%	1,260,791
Russia	0.2%	226,650
	99.5%	$119,725,479

The Portfolio did not have any open financial instruments at November 30, 2005.

The cost and unrealized appreciation (depreciation) in value of the investments owned at November 30, 2005, as computed on a federal income tax basis, were as follows:

Aggregate cost	$102,148,939
Gross unrealized appreciation	$19,812,286
Gross unrealized depreciation	(2,235,746)
Net unrealized appreciation	$17,576,540

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Growth Portfolio

By:	/s/ Duncan W. Richardson
Duncan W. Richardson
President and Principal Executive Officer
Date:	January 19, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Duncan W. Richardson
Duncan W. Richardson
President and Principal Executive Officer
Date:	January 19, 2006
By:	/s/ William J. Austin, Jr.
William J. Austin, Jr.
Treasurer and Principal Financial Officer
Date:	January 19, 2006